Calvert

Mid-Cap Fund

December 31, 2019

Schedule of Investments (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value
Aerospace & Defense — 2.2%
CAE, Inc.	85,600	$2,266,319
Hexcel Corp.	37,952	2,782,261

		$5,048,580

Auto Components — 1.8%
Aptiv PLC	42,812	$4,065,856

Banks — 0.8%
First Republic Bank	14,725	$1,729,451

Biotechnology — 1.1%
Emergent BioSolutions, Inc.(1)	48,711	$2,627,959

Building Products — 2.2%
Fortune Brands Home & Security, Inc.	49,506	$3,234,722
Trex Co., Inc.(1)(2)	20,059	1,802,903

		$5,037,625

Capital Markets — 5.3%
Cboe Global Markets, Inc.	28,100	$3,372,000
Northern Trust Corp.	37,067	3,937,998
SEI Investments Co.	35,446	2,321,004
Tradeweb Markets, Inc., Class A	55,744	2,583,735

		$12,214,737

Chemicals — 1.7%
Sherwin-Williams Co. (The)	6,900	$4,026,426

Commercial Services & Supplies — 2.0%
Republic Services, Inc., Class A	31,600	$2,832,308
Tetra Tech, Inc.	21,100	1,817,976

		$4,650,284

Communications Equipment — 1.0%
Motorola Solutions, Inc.	14,117	$2,274,813

Consumer Finance — 1.3%
Discover Financial Services	36,200	$3,070,484

Containers & Packaging — 0.9%
Ball Corp.	31,922	$2,064,396

Security	Shares	Value
Diversified Consumer Services — 2.1%
Bright Horizons Family Solutions, Inc.(1)	16,106	$2,420,571
ServiceMaster Global Holdings, Inc.(1)	63,114	2,439,987

		$4,860,558

Electric Utilities — 2.2%
Xcel Energy, Inc.	80,466	$5,108,786

Electrical Equipment — 1.5%
AMETEK, Inc.	34,632	$3,454,196

Electronic Equipment, Instruments & Components — 2.2%
CDW Corp.	23,582	$3,368,453
Zebra Technologies Corp., Class A(1)	6,876	1,756,405

		$5,124,858

Energy Equipment & Services — 0.9%
Oceaneering International, Inc.(1)	131,615	$1,962,380

Entertainment — 0.7%
Electronic Arts, Inc.(1)	15,977	$1,717,687

Equity Real Estate Investment Trusts (REITs) — 9.6%
AvalonBay Communities, Inc.	22,032	$4,620,110
Extra Space Storage, Inc.	42,553	4,494,448
Lamar Advertising Co., Class A	49,533	4,421,316
Mid-America Apartment Communities, Inc.	32,300	4,259,078
National Retail Properties, Inc.	81,952	4,394,266

		$22,189,218

Food & Staples Retailing — 0.8%
BJ’s Wholesale Club Holdings, Inc.(1)(2)	81,773	$1,859,518

Food Products — 3.4%
Conagra Brands, Inc.	62,914	$2,154,175
Lamb Weston Holdings, Inc.	35,218	3,029,805
Nomad, Foods, Ltd.(1)	114,250	2,555,772

		$7,739,752

Health Care Equipment & Supplies — 3.3%
Cooper Cos., Inc. (The)	8,444	$2,712,973
Haemonetics Corp.(1)	11,600	1,332,840
Teleflex, Inc.	9,225	3,472,659

		$7,518,472

Health Care Providers & Services — 4.2%
Amedisys, Inc.(1)	15,319	$2,557,047
Centene Corp.(1)	74,693	4,695,949
Chemed Corp.	5,500	2,415,930

		$9,668,926

Independent Power and Renewable Electricity Producers — 1.2%
NextEra Energy Partners LP	51,408	$2,706,631

Security	Shares	Value
Insurance — 7.2%
Alleghany Corp.(1)	3,234	$2,585,809
Allstate Corp. (The)	23,800	2,676,310
American Financial Group, Inc.	27,053	2,966,361
Assurant, Inc.	30,331	3,975,788
First American Financial Corp.	38,918	2,269,698
RLI Corp.	25,001	2,250,590

		$16,724,556

Interactive Media & Services — 0.8%
IAC/InterActiveCorp.(1)	7,135	$1,777,400

IT Services — 6.4%
Amdocs, Ltd.	39,488	$2,850,639
Black Knight, Inc.(1)	74,800	4,823,104
Cognizant Technology Solutions Corp., Class A	70,117	4,348,656
CSG Systems International, Inc.	55,000	2,847,900

		$14,870,299

Life Sciences Tools & Services — 2.0%
Agilent Technologies, Inc.	55,401	$4,726,259

Machinery — 2.5%
Fortive Corp.	40,317	$3,079,816
Xylem, Inc.	34,067	2,684,139

		$5,763,955

Metals & Mining — 2.0%
Steel Dynamics, Inc.	136,139	$4,634,172

Multi-Utilities — 4.4%
CMS Energy Corp.	76,671	$4,818,006
Sempra Energy	35,747	5,414,955

		$10,232,961

Pharmaceuticals — 1.6%
Jazz Pharmaceuticals PLC(1)	24,225	$3,616,308

Professional Services — 2.9%
IHS Markit, Ltd.(1)	48,815	$3,678,210
Verisk Analytics, Inc.	20,051	2,994,417

		$6,672,627

Semiconductors & Semiconductor Equipment — 4.3%
Analog Devices, Inc.	23,414	$2,782,520
NXP Semiconductors NV	22,525	2,866,531
Skyworks Solutions, Inc.	35,441	4,284,108

		$9,933,159

Security	Shares	Value
Software — 5.1%
ACI Worldwide, Inc.(1)	92,269	$3,495,611
ANSYS, Inc.(1)	11,227	2,889,942
Bill.Com Holdings, Inc.(1)	15,355	584,258
CDK Global, Inc.	61,800	3,379,224
RealPage, Inc.(1)	25,300	1,359,875

		$11,708,910

Specialty Retail — 3.9%
Best Buy Co., Inc.	49,825	$4,374,635
National Vision Holdings, Inc.(1)	80,300	2,604,129
Tiffany & Co.	14,791	1,976,817

		$8,955,581

Textiles, Apparel & Luxury Goods — 2.6%
Columbia Sportswear Co.(2)	23,200	$2,324,408
Gildan Activewear, Inc.	121,904	3,599,825

		$5,924,233

Total Common Stocks (identified cost $183,447,068)		$226,262,013

High Social Impact Investments — 0.6%

Security	Principal Amount (000’s omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(3)(4)	$697	$684,205
ImpactAssets Inc., Global Sustainable Agriculture Notes, 3.39%, 11/3/20(4)(5)	309	308,237
ImpactAssets Inc., Microfinance Plus Notes, 1.98%, 11/3/20(4)(5)	398	391,994

Total High Social Impact Investments (identified cost $1,403,903)		$1,384,436

Total Investments (identified cost $184,850,971) — 98.7%		$227,646,449

Other Assets, Less Liabilities — 1.3%		$3,098,426

Net Assets — 100.0%		$230,744,875

The percentage shown for each investment category in the Schedule of Investments is based on net assets.

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at December 31, 2019. The aggregate market value of securities on loan at December 31, 2019 was $5,575,217 and the total market value of the collateral received by the Fund was $5,687,894, comprised of U.S. government and/or agencies securities.

(3)	Affiliated company.

(4)	Restricted security. Total market value of restricted securities amounts to $1,384,436, which represents 0.6% of the net assets of the Fund as of December 31, 2019.

(5)

Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2019.

Restricted Securities

Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20	12/13/19	$696,903
ImpactAssets Inc., Global Sustainable Agriculture Notes, 3.39%, 11/3/20	11/13/15	309,000
ImpactAssets Inc., Microfinance Plus Notes, 1.98%, 11/3/20	11/13/15	398,000

At December 31, 2019, the value of the Fund’s investment in Calvert Impact Capital, Inc. (the Notes) was $684,205, which represents 0.3% of the Fund’s net assets. Transactions in the Notes by the Fund for the fiscal year to date ended December 31, 2019 were as follows:

Name of Issuer	Value, beginning of period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value, end of period	Interest Income	Capital Gain Distributions Received	Principal amount, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$2,605,631	$—	$(2,619,488)	$—	$13,857	$—	$7,640	$—	$—
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	—	696,903	—	—	(12,698)	684,205	290	—	696,903

Total				$—	$1,159	$684,205	$7,930	$—

(1)	Restricted security

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the market value of the Fund’s holdings as of December 31, 2019, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3	Total
Common Stocks	$226,262,013	(1)	$—	$—	$226,262,013
High Social Impact Investments	—		1,384,436	—	1,384,436
Total Investments	$226,262,013		$1,384,436	$—	$227,646,449

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.